CAPITAL MANAGEMENT - Narrative (Details) R in Millions	2 Months Ended	12 Months Ended
	Oct. 03, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 28, 2024 ZAR (R)
Disclosure of objectives, policies and processes for managing capital [line items]
Unrestricted cash and cash equivalents		R 1,293.0	R 509.2
Borrowings, maturity		5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt ratio		0.5
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Interest coverage ratio		0.25
Nedbank: GBF
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn borrowing facility		R 500.0		R 500.0
Nedbank: GBF - guarantees facility
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn borrowing facility		120.0
Nedbank: GBF - guarantees facility | Entering into significant commitments or contingent liabilities
Disclosure of objectives, policies and processes for managing capital [line items]
Increase in undrawn borrowing facility	R 61.0
Borrowings	R 181.0
Nedbank: Accordian option: 5-year8 R1 billion RCF
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn borrowing facility		1,000.0
Undrawn borrowing facility, accordion option		R 500.0